Trade Receivables - Summary of Trade Receivables Disaggregated by Nature of Relations with Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ 32,508	€ 32,819	€ 32,819
Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	35,880	36,480	€ 36,480
Gross Carrying Amount [Member] | Third Parties [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	27,917	31,157
Gross Carrying Amount [Member] | Related Party [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	7,963	5,323
Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ (3,372)	€ (3,661)